Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue
Revenue

2.Revenue

Revenues by Geography

Substantially all of the Company’s revenue for the three and nine months ending September 30, 2021 and 2020 was derived from services performed within the United States. No other country represented more than 10% of total revenue for either period.

Unsatisfied Performance Obligations

As of September 30, 2021, the aggregate amount of transaction price allocated to the unsatisfied performance obligations was $118,892,662. The Company expects to recognize this revenue over the remaining contract term of the individual projects, with contract terms generally ranging from one month to 6.4 years. The amount of unsatisfied performance obligations is lower than the potential contractual revenue since it excludes revenue that is constrained. Revenue amounts excluded due to constraints include those amounts under contracts that are wholly unperformed in which the customer has a unilateral right to cancel the arrangement, or that require the Company to undertake numerous activities to fulfill the performance obligations, including various activities that are outside of the Company’s control.

Timing of Billing and Performance

During the three and nine months ended September 30, 2021, the Company recognized approximately $3,151,080 and $3,962,270 of revenue that was included in the deferred revenue balance at the beginning of the period. During the three and nine months ended September 30, 2021, revenue recognized from performance obligations partially satisfied in previous periods was $3,170,297 and $6,322,520. These cumulative catch-up adjustments primarily related to contract modifications executed in the current period, which resulted in changes to the transaction price resulting from change orders.

Accounts Receivable, Unbilled Services, and Deferred Revenue

Accounts receivable and unbilled services (including contract assets) consisted of the following:

	September 30, 2021	December 31, 2020
Accounts receivable	$6,233,698	$8,688,441
Unbilled services	$907,840	2,511,811
Total accounts receivable and unbilled services	7,141,538	11,200,252
Allowance for doubtful accounts	(142,830)	—
Total accounts receivable and unbilled services, net	$6,998,708	$11,200,252

As of September 30, 2021 and December 31, 2020, contract assets of $907,840 and $2,511,811, respectively, were included in unbilled services.

Deferred revenue consisted of the following:

	September 30, 2021	December 31, 2020
Deferred revenue	$7,626,905	$5,564,124

The changes in the Company’s contract assets and deferred revenue resulted from the timing difference between the Company’s satisfaction of performance obligations under its contracts, achievement of billing milestones, and customer payments.

2.Revenue (continued)

Concentration of Credit Risk

Financial assets that subject the Company to credit risk primarily consist of cash and cash equivalents, accounts receivable and unbilled services. Based on the short-term nature and historical realization of the financial assets as well as the reputable credit ratings of the financial institutions holding the deposits, the Company believes it bears minimal credit risk.

For the three months ended September 30, 2021 and 2020, four and three customers individually (totaling 58.7% and 64.9%, respectively) accounted for greater than 10% of revenue. For the nine months ended September 30, 2021 and 2020, three customers individually (totaling 57.7% and 55.2%, respectively) accounted for greater than 10% of revenue. As of September 30, 2021 and December 31, 2020, three and two customers individually (totaling 68.1% and 73.5%, respectively) accounted for greater than 10% of accounts receivable, net.

3.           Revenue

Revenues by Geography

Substantially all of the Company’s revenue for the years ending December 31, 2020 and 2019 was derived from services performed within the United States. No other country represented more than 10% of total revenue for either year.

Unsatisfied Performance Obligations

As of December 31, 2020, the aggregate amount of transaction price allocated to the unsatisfied performance obligations with contract terms greater than one year was $52,415,469. The Company expects to recognize this revenue over the remaining contract term of the individual projects, with contract terms generally ranging from 1.5 to 7.1 years. The amount of unsatisfied performance obligations is lower than the potential contractual revenue since it excludes revenue that is constrained. Revenue amounts excluded due to constraints include those amounts under contracts that are wholly unperformed in which the customer has a unilateral right to cancel the arrangement, or that require the Company to undertake numerous activities to fulfill the performance obligations, including various activities that are outside of the Company’s control.

Timing of Billing and Performance

During the years ended December 31, 2020, and 2019, the Company recognized approximately $4,349,278 and $5,667,532 of revenue that was included in the deferred revenue balance at the beginning of the years, respectively. During the years ended December 31, 2020, and 2019 revenue recognized from performance obligations partially satisfied in previous periods was ($74,540) and $0, respectively. These cumulative catch-up adjustments primarily related to contract modification executed in the current period, which resulted in changes to the transaction price and changes in estimates such as estimated total costs.

Accounts Receivable, Unbilled Services, and Deferred Revenue

Accounts receivable and unbilled services (including contract assets) consisted of the following as of December 31:

	2020	2019
Accounts receivable	$8,688,441	$1,426,874
Unbilled services	2,511,811	1,913,023
Total accounts receivable and unbilled services	$11,200,252	$3,339,897

As of December 31, 2020, and 2019, contract assets of $2,511,811 and $85,465, respectively, were included in unbilled services.

3.           Revenue (continued)

Deferred revenue consisted of the following as of December 31:

	2020	2019
Deferred revenue	$5,564,124	$4,932,612

Year over year changes in the Company’s accounts receivable, unbilled services, and deferred revenue resulted from 1) significant contract and revenue growth for the year ended December 31, 2020 as compared to the year ended December 31, 2019 and 2) the timing difference between the Company’s satisfaction of performance obligations under its contracts, achievement of billing milestones, and customer payments.

Concentration of Credit Risk

Financial assets that subject the Company to credit risk primarily consist of cash and cash equivalents, accounts receivable and unbilled services. Based on the short-term nature and historical realization of the financial assets as well as the reputable credit ratings of the financial institutions holding the deposits, the Company believes it bears minimal credit risk.

As of December 31, 2020, and 2019, three customers and four customers individually (totaling 69.2% and 81.8%, respectively) accounted for greater than 10% of revenue and two customers and three customers individually (totaling 73.5% and 91.7%, respectively) accounted for greater than 10% of accounts receivable, net.

Capitalized Commission Cost

Capitalized commission costs are incremental costs incurred to obtain a contract. The Company incurs incremental costs to obtain contracts through payment of sales commissions on contracts signed. The Company capitalizes commission costs when incurred and amortizes to expense over the term of the related contract.

Capitalized commission costs and related amortization consisted of the following as of December 31:

	2020	2019
Capitalized commission cost, net	$509,326	$—

	2020	2019
Amortization of capitalized commission cost	$(232,422)	$—

$162,069 and $0 in contract costs were impaired related to canceled projects for the years ended December 31, 2020 and 2019, respectively.